Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Statements [Line Items]
Amounts receivable, prepaid expenses and other assets	$ (625)	$ (578)
Accounts payable and accrued liabilities	724	(29)
Net change in non-cash working capital	$ 99	$ (607)